SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Region	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Total assets	$ 8,335,072	$ 9,301,784	$ 8,883,690
Operating revenues	3,775,247	1,349,977	2,012,356
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total assets	535,179	1,426,331	856,991
Operating revenues	$ 3,429	$ 17,645	30,773
Corporate and Other [Member] | Grand Dragon Casino [Member]
Segment Reporting Information [Line Items]
Total assets			4,966
Operating revenues			$ 24,189
Geographic [Member]
Segment Reporting Information [Line Items]
Number of geographic areas | Region	3